February 21, 1996


Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549
      Re:  Morgan Grenfell Investment Trust (the "Trust)
               (File Nos. 33-68704 and 811-8006)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the undersigned, on behalf of the Trust, hereby certifies as follows:

     (1) the forms of prospectuses and statements of additional information of the Trust that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in post-effective amendment no. 9 to the Trust's registration statement on Form N-1A (the "Amendment"); and

     (2) the text of the Amendment has been filed electronically (via EDGAR) with the Securities and Exchange Commission.

If you have any questions concerning the foregoing, please contact Michael Scanlon, Esq. of Hale and Dorr, counsel to the Trust, at (617) 526- 6000 (collect).

                                                     Very truly yours


                                                     /s/ Robert Frederick, Jr.

                                                     Robert Frederick, Jr.



cc: Mr. Mark G. Arthus
    Christopher P. Harvey, Esq.
    Michael P. Scanlon, Esq.